Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
TDAQ LIFT ETF
Shareholder Report [Line Items]
Fund Name	TDAQ LIFT ETF
Class Name	TDAQ LIFT ETF
Trading Symbol	TDAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TDAQ LIFT ETF for the period of January 7, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tappalphafunds.com/etfs/tdax. You can also contact us at (844) 403-2888.
Additional Information Phone Number	(844) 403-2888
Additional Information Website	www.tappalphafunds.com/etfs/tdax
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TDAQ LIFT ETF	$52¹	0.98%²
¹	Costs are for the period of January 7, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 52	[1]
Expense Ratio, Percent	0.98%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of January 7, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
Net Assets	$ 43,477,077
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 86,373
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Fund Net Assets	$43,477,077
Number of Holdings	2
Total Net Advisory Fee	$86,373
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

Market Exposure

Total Return Swap Contracts	130.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Money Market Fund	64.61%
Cash	20.47%
Derivatives	13.64%
Other Assets Net of Liabilities	1.28%

TappAlpha Innovation 100 Growth & Daily Income ETF
Shareholder Report [Line Items]
Fund Name	TappAlpha Innovation 100 Growth & Daily Income ETF
Class Name	TappAlpha Innovation 100 Growth & Daily Income ETF
Trading Symbol	TDAQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TappAlpha Innovation 100 Growth & Daily Income ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tappalphafunds.com/etfs/tdaq. You can also contact us at (844) 403-2888.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 403-2888
Additional Information Website	www.tappalphafunds.com/etfs/tdaq
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TappAlpha Innovation 100 Growth & Daily Income ETF	$37	0.68%¹
¹	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%	[3]
Net Assets	$ 248,683,722
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 503,095
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Fund Net Assets	$248,683,722
Number of Holdings	2
Total Net Advisory Fee	$503,095
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Market Exposure
Largest Holdings [Text Block]
Top Holdings
Invesco NASDAQ 100 ETF	99.54%
First American Government Obligations Fund - Class X	0.14%

Material Fund Change [Text Block]

Material Changes

Change to Investment Objective

Effective May 1, 2026, the Fund revised its secondary investment objective from seeking exposure to the performance of the Invesco QQQ Trust, Series 1 (“QQQ”), subject to a limit on potential investment gains, to seeking exposure to the performance of the NASDAQ-100® Index. The revised objective provides the Adviser with additional flexibility to obtain exposure to the NASDAQ-100® Index through one or more exchange-traded funds that track the Index and/or through direct investment in some or all of the equity securities comprising the Index. The Fund’s primary investment objective of seeking current income while maintaining prospects for capital appreciation did not change.

Material Fund Change Objectives [Text Block]

Change to Investment Objective

Effective May 1, 2026, the Fund revised its secondary investment objective from seeking exposure to the performance of the Invesco QQQ Trust, Series 1 (“QQQ”), subject to a limit on potential investment gains, to seeking exposure to the performance of the NASDAQ-100® Index. The revised objective provides the Adviser with additional flexibility to obtain exposure to the NASDAQ-100® Index through one or more exchange-traded funds that track the Index and/or through direct investment in some or all of the equity securities comprising the Index. The Fund’s primary investment objective of seeking current income while maintaining prospects for capital appreciation did not change.

TSPY LIFT ETF
Shareholder Report [Line Items]
Fund Name	TSPY LIFT ETF
Class Name	TSPY LIFT ETF
Trading Symbol	TSYX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TSPY LIFT ETF for the period of January 7, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tappalphafunds.com/etfs/tsyx. You can also contact us at (844) 403-2888.
Additional Information Phone Number	(844) 403-2888
Additional Information Website	www.tappalphafunds.com/etfs/tsyx
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSPY LIFT ETF	$48¹	0.98%²
¹	Costs are for the period of January 7, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 48	[4]
Expense Ratio, Percent	0.98%	[5]
Expenses Short Period Footnote [Text Block]	Costs are for the period of January 7, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
Net Assets	$ 13,610,848
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 44,205
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Fund Net Assets	$13,610,848
Number of Holdings	2
Total Net Advisory Fee	$44,205
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

Market Exposure

Total Return Swap Contracts	128.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Money Market Fund	73.61%
Cash	13.89%
Derivatives	12.11%
Other Assets Net of Liabilities	0.39%

TappAlpha S&P 500 Growth & Daily Income ETF
Shareholder Report [Line Items]
Fund Name	TappAlpha S&P 500 Growth & Daily Income ETF
Class Name	TappAlpha S&P 500 Growth & Daily Income ETF
Trading Symbol	TSPY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TappAlpha S&P 500 Growth & Daily Income ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tappalphafunds.com/etfs/tspy. You can also contact us at (844) 403-2888.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 403-2888
Additional Information Website	www.tappalphafunds.com/etfs/tspy
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TappAlpha S&P 500 Growth & Daily Income ETF	$35	0.68%¹
¹	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[6]
Net Assets	$ 310,530,244
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 846,550
Investment Company, Portfolio Turnover	0.59%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Fund Net Assets	$310,530,244
Number of Holdings	2
Total Net Advisory Fee	$846,550
Portfolio Turnover Rate	0.59%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2026 ) Market Exposure
Largest Holdings [Text Block]
Top Holdings
Vanguard S&P 500 ETF	99.45%
First American Government Obligations Fund - Class X	0.37%

Material Fund Change [Text Block]

Material Changes

Fund Name Change

Effective May 1, 2026, the Fund changed its name from TappAlpha SPY Growth & Daily Income ETF to TappAlpha S&P 500 Growth & Daily Income ETF. The name change more accurately reflects the Fund’s investment focus on obtaining exposure to the S&P 500® Index rather than through a single exchange-traded fund.

Change to Investment Objective

Effective May 1, 2026, the Fund revised its secondary investment objective to seek exposure to the performance of the S&P 500® Index, rather than the performance of the SPDR S&P 500 ETF Trust (“SPY”). The Fund’s primary investment objective of seeking current income while maintaining prospects for capital appreciation did not change.

Change to 80% Investment Policy

Effective May 1, 2026, the Fund revised its 80% investment policy to provide that, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the S&P 500® Index. The revised policy provides the Fund with broader flexibility to obtain exposure to the S&P 500® Index through one or more ETFs, other financial instruments, or direct investments in securities comprising the Index.

Change to Annual Fund Operating Expenses

Effective May 26, 2026, the Fund’s Acquired Fund Fees and Expenses decreased from 0.09% to 0.03%, resulting in a decrease in Total Annual Fund Operating Expenses from 0.77% to 0.71%.

Material Fund Change Name [Text Block]

Fund Name Change

Effective May 1, 2026, the Fund changed its name from TappAlpha SPY Growth & Daily Income ETF to TappAlpha S&P 500 Growth & Daily Income ETF. The name change more accurately reflects the Fund’s investment focus on obtaining exposure to the S&P 500® Index rather than through a single exchange-traded fund.

Material Fund Change Objectives [Text Block]

Change to Investment Objective

Effective May 1, 2026, the Fund revised its secondary investment objective to seek exposure to the performance of the S&P 500® Index, rather than the performance of the SPDR S&P 500 ETF Trust (“SPY”). The Fund’s primary investment objective of seeking current income while maintaining prospects for capital appreciation did not change.

Material Fund Change Expenses [Text Block]

Change to Annual Fund Operating Expenses

Effective May 26, 2026, the Fund’s Acquired Fund Fees and Expenses decreased from 0.09% to 0.03%, resulting in a decrease in Total Annual Fund Operating Expenses from 0.77% to 0.71%.

Material Fund Change Strategies [Text Block]

Change to 80% Investment Policy

Effective May 1, 2026, the Fund revised its 80% investment policy to provide that, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the S&P 500® Index. The revised policy provides the Fund with broader flexibility to obtain exposure to the S&P 500® Index through one or more ETFs, other financial instruments, or direct investments in securities comprising the Index.

[1]	Costs are for the period of January 7, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
[2]	Annualized.
[3]	Annualized.
[4]	Costs are for the period of January 7, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
[5]	Annualized.
[6]	Annualized.